Expenses by nature - Mining Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Employee compensation and benefits	$ 29,756	$ 26,472
Third party and contractors costs	68,962	52,616
Depreciation	44,700	41,654
Consumables	33,910	30,850
Changes in inventory and other	13,467	13,711
Total Mining costs	$ 190,795	$ 165,303